Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Notes Payable

6.	NOTES PAYABLE

CONVERTIBLE AND OTHER NOTES – RELATED PARTY

On June 24, 2016, the Company issued a sixty-day convertible note in the principal amount of $105,000 to a company wholly-owned by the Company’s Executive Chairman of the Board of Directors. The principal amount is to be repaid upon the date at which the Company has received payment under an existing grant with the Pennsylvania Turnpike. Interest on the note accrues at a rate of 18% annually and is payable at maturity. The unpaid principal and accrued interest are convertible at the election of the holder into shares of common stock at $0.70 per share. In connection with the note issuance, the Company issued a five-year immediately vested warrant to purchase 525,000 shares of common stock at an exercise price of $0.70 per share with an issuance date fair value of $38,113, which was recorded as a debt discount. In connection with the Company’s sequencing policy, the warrants were determined to be derivative liabilities. In connection with the Company’s sequencing policy, the conversion option was also determined to be a derivative liability, however its value was de minimis. Subsequent to June 30, 2016, the Company repaid the principal amount of $105,000 plus accrued interest.

On June 24, 2016, the Company issued a sixty-day convertible note in the principal amount of $95,000 to a company wholly-owned by the Company’s Executive Chairman of the Board of Directors. The principal amount is to be repaid upon the date at which the Company has received at least $1,000,000 in financing from third parties. Interest on the note accrues at a rate of 18% annually and is payable at maturity. The unpaid principal and accrued interest are convertible at the election of the holder into shares of common stock at $0.70 per share. In connection with the note issuance, the Company issued a five-year immediately vested warrant to purchase 475,000 shares of common stock at an exercise price of $0.70 per share with an issuance date fair value of $34,484, which was recorded as a debt discount. In connection with the Company’s sequencing policy, the warrants were determined to be derivative liabilities In connection with the Company’s sequencing policy, the conversion option was also determined to be a derivative liability, however, its value was de minimis.

During the six months ended June 30, 2016, the Company made aggregate principal repayments of $20,000 associated with a non-convertible note payable to the same related party.

CONVERTIBLE AND OTHER NOTES

As of June 30, 2016, the secured convertible note had an outstanding principal balance of $50,000 which was past due.

During the six months ended June 30, 2016, the Company made aggregate principal repayments of $6,910 associated with a non-convertible note payable.

INTEREST EXPENSE

Interest expense for the six months ended June 30, 2016 and 2015 was $70,552 and $21,019, respectively.

11.	NOTES PAYABLE

CONVERTIBLE NOTE

On November 14, 2014, the Company issued a two-month convertible note in the principal amount of $200,000 to an investor which is convertible into the Company’s common stock at $1.05 per share of common stock, bears interest at 12% per annum and is secured by substantially all the assets of the Company. In connection with the convertible note issuance, the Company issued the investor an immediately vested five-year warrant to purchase 400,000 shares of the Company’s common stock at an exercise price of $1.05 per share. The relative fair value of the warrant on the date of the grant was estimated at $79,983 using the Black-Scholes valuation model under the following assumptions: (1) expected volatility of 127.5%, (2) risk-free interest rate of 1.65%, (3) expected term of five years and (4) 0% dividend yield. The relative fair value of the warrant was recorded as a debt discount, with a corresponding credit to additional paid in capital, which was amortized over the term of the note.

On February 20, 2015, the Company renegotiated the terms of the $200,000 secured convertible note such that the due date was extended to March 31, 2015. In connection with the extension, the Company issued the investor an immediately vested five-year warrant to purchase 400,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The warrant had an issuance date fair value of $23,641, which was recognized as amortization of debt discount during the year ended December 31, 2015.

On May 1, 2015, the Company further renegotiated the terms of the $200,000 secured convertible note such that: (i) the unpaid balance would accrue interest at the rate of 2% per month effective April 1, 2015 and (ii) the maturity date was extended to June 1, 2015. In connection with the extension, the Company: (i) issued the lender an immediately vested five-year warrant to purchase 50,000 shares of the Company’s common stock at $1.00 per share with an issuance date fair value of $13,516 which was recorded as a derivative liability and (ii) extended the expiration dates of warrants issued in October 2012 to purchase 150,000 shares of the Company’s common stock at an exercise price of $1.00 per share to the lender and its affiliates from October 2015 to October 2017 and recorded incremental compensation cost of $12,954.

On November 9, 2015, the Company further renegotiated the terms of the $200,000 secured convertible note such that: (i) the Company shall pay the lender $61,000 comprised of $50,000 of principal and interest of $11,000; (ii) interest payable on the note accrues interest at a rate of 1.5% per month effective April 1, 2015 and (iii) the maturity date was extended to February 29, 2016. In connection with the extension, the Company issued the lender an immediately vested five-year warrant to purchase 280,000 shares of the Company’s common stock at $1.00 per share with an issuance date fair value of $7,959 which was recorded as a derivative liability. As of December 31, 2015, the Company made an aggregate of $150,000 of principal repayments to the lender, such that a principal balance of $50,000 was outstanding and is currently past due.

Amortization of debt discount for the years ended December 31, 2015 and 2014 was $63,473 and $61,626, respectively, related to convertible notes payable.

NON-CONVERTIBLE NOTES

In conjunction with the acquisition of 350 Green in April 2013, the Company issued a non-interest bearing note to the former members of 350 Green, secured by certain assets of the Company, in the amount of $500,000, which requires a $10,000 payment at closing, a subsequent monthly payment of $10,000 and monthly payments of $20,000 thereafter until such time as the note is paid in full, circa May 2015. The Company imputed an interest rate of 12% per annum and recorded the debt at its present value of $444,768 on the date of issuance. As of December 31, 2015, the outstanding balance of principal and accrued interest was $327,967 and $32,034, respectively. As the Company has not made any payments since November 2013, the note is currently in default. See Note 16 - Commitments and Contingencies - Litigation for details of litigation associated with the default.

During the period of October 6, 2014 through December 1, 2014, the Company issued four six-month notes to the Company’s Executive Chairman of the Board of Directors in aggregate of $135,000 which bear interest at 8% per annum and are secured by substantially all the assets of the Company. During the year ended December 31, 2015, the company made aggregate principal repayments of $115,000, such that the remaining principal balance was $20,000 as of December 31, 2015.

On December 15, 2014, the Company issued a six-month note in the principal amount of $65,000 bearing interest at 8% per annum to a company for which the Company’s Executive Chairman of the Board of Directors is the majority shareholder and an officer of the company. During the year ended December 31, 2014, the note and accrued interest thereon was repaid in full.

INTEREST EXPENSE

Interest expense on notes payable for the years ended December 31, 2015 and 2014 was $82,565 and $235,065, respectively.

PRINCIPAL REPAYMENTS

During the years ended December 31, 2015 and 2014, the Company made aggregate principal repayments of $328,330 and $213,843, respectively, associated with convertible and non-convertible notes payable.